Schedule of Fair Value Adjusted Under Business Combination (Details) - Forward Purchase Agreement Liability [Member]	Dec. 31, 2023
Valuation Date One [Member] | Measurement Input Share Price [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability, measurement input	10.35
Valuation Date One [Member] | Probability of Completing A Business Combination [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability, measurement input	14.00
Valuation Date One [Member] | Measurement Input, Expected Term [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability, measurement input	3.74
Valuation Date One [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability, measurement input	3.74
Valuation Date One [Member] | Measurement Input, Price Volatility [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability, measurement input	2.90
Valuation Date Two [Member] | Measurement Input Share Price [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability, measurement input	10.22
Valuation Date Two [Member] | Probability of Completing A Business Combination [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability, measurement input	14.00
Valuation Date Two [Member] | Measurement Input, Expected Term [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability, measurement input	3.73
Valuation Date Two [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability, measurement input	3.68
Valuation Date Two [Member] | Measurement Input, Price Volatility [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability, measurement input	3.50
Valuation Date Three [Member] | Measurement Input Share Price [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability, measurement input	10.43
Valuation Date Three [Member] | Probability of Completing A Business Combination [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability, measurement input	14.00
Valuation Date Three [Member] | Measurement Input, Expected Term [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability, measurement input	3.48
Valuation Date Three [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability, measurement input	3.74
Valuation Date Three [Member] | Measurement Input, Price Volatility [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability, measurement input	2.30